Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Allowance for doubtful accounts receivable	$ 10	$ 6	$ 2
Assets, variable interest entity	534	258	368
Liabilities, variable interest entity	$ 518	$ 245	$ 352
Preferred Stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred Stock, shares authorized	300,000,000	300,000,000	300,000,000
Preferred Stock, shares issued	0	0	0
Preferred Stock, shares outstanding	0	0	0
Common Stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common Stock, shares authorized (in shares)	3,000,000,000	3,000,000,000	3,000,000,000
Common Stock, shares issued (in shares)	99,082,128	98,802,597	0
Common Stock, shares outstanding (in shares)	99,082,128	98,802,597	0